Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Trade and other current receivables [abstract]
Trade receivables	£ 7,713.8	£ 8,062.2	£ 7,422.6
Work in progress	419.5	366.5	405.8
VAT and sales taxes recoverable	270.6	264.2	245.5
Prepayments	391.0	287.3	420.4
Accrued income	3,731.1	3,541.2	3,672.4
Fair value of derivatives	10.0	1.3	2.1
Other debtors	634.2	578.8	565.3
Trade and other receivables	£ 13,170.2	£ 13,101.5	£ 12,734.1